Issuance of common units and Series A Preferred Units - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	18 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jan. 26, 2018
Maximum Offering Amount			$ 120,000
Agent [Member]
Sales Commissions	$ 40	$ 800
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units	53,160	306,266
Proceeds from Issuance of Preferred Limited Partners Units	$ 1,000	$ 5,600
Average Gross Sales Price Per Share	$ 19.60
8.75% Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units	51,267	1,580,337
Proceeds from Issuance of Preferred Limited Partners Units	$ 1,300	$ 40,000
Average Gross Sales Price Per Share	$ 26.14